Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS
15	BANK BORROWINGS

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Current
Bank overdraft	1,064,530	104,587	23,395
Bank borrowings	583,313	736,481	164,746
	1,647,843	841,068	188,141
Non-current
Bank borrowings	2,326,156	2,526,234	565,102
	3,973,999	3,367,302	753,243

Bank overdraft

The bank overdraft is secured by the Group’s fixed deposits. The weighted average effective interest rate is 8.83% (2023: 7.46%) per annum.

Bank borrowing

Maturities of Bank Borrowing
Year ending December 31, 2024	583,313	—	—
Year ending December 31, 2025	627,265	736,481	164,746
Year ending December 31, 2026	661,831	782,996	175,151
Year ending December 31, 2027	660,459	795,079	177,854
Year ending December 31, 2028	340,784	495,036	110,736
Year ending December 31, 2029	18,477	184,632	41,301
After December 31, 2029	17,340	268,491	60,060
	2,909,469	3,262,715	729,848

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Fair value of non-current borrowing	1,842,881	2,123,289	450,116
Undrawn borrowing facility	1,185,470	2,145,413	479,915
Weighted average interest rate	7.26%	5.35%	5.35%

All borrowings by the company are personally guaranteed by the director. In the event the company is unable to meet its loan obligations, the director will be held accountable and responsible for repaying the loans.

Reconciliation of liabilities arising from financing activities

	2023	2024	2024
	RM	RM	Convenience Translation USD
Bank borrowing
As of January 1	540,087	2,909,469	650,830
Proceeds from borrowing	2,699,992	1,000,000	223,693
Scheduled repayment	(495,101)	(908,930)	(203,322)
Non-cash changes
Finance cost	164,491	262,176	58,647
As of December 31	2,909,469	3,262,715	729,848

Lease liability
As of January 1	245,393	209,571	46,880
Scheduled repayment	(104,784)	(57,084)	(12,769)
Non-cash changes
Addition during the year	322,505	—	—
Imputed interest	13,035	10,090	2,257
Termination	(266,578)	—	—
As of December 31	209,571	162,577	36,368

Amount due from/(to) director
As of January 1	289,734	(137,181)	(30,686)
(Repayment)/Advance	(550,351)	137,181	30,686
Non-Cash changes
Deferred consideration	390,390	—	—
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*	(266,954)	—	—
As of December 31	(137,181)	—	—

Amount due from/(to) shareholders
As of January 1	95,766	(886)	(198)
Repayment	(30,852)	886	198
Non-Cash changes
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*	(65,800)	—	—
As of December 31	(886)	—	—

Amount due from/(to) related parties
As of January 1	773,817	—	—
(Repayment)	(1,063,118)	—	—
Non-Cash changes
Deconsolidation of Sagfood (Malaysia) Sdn Bhd* (net)	289,301	—	—
As of December 31	—	—	—

*	Deconsolidation of Sagfood (Malaysia) Sdn Bhd, as a result of disposal of entire equity interest on June 30, 2023.